Investment in Unconsolidated Joint Ventures (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Joint Ventures
The following table details our investment balances in these unconsolidated joint ventures, which are accounted for using the equity method of accounting and are considered to be related parties to us as of June 30, 2019 and December 31, 2018 (dollars in thousands):

	June 30, 2019		December 31, 2018
	NRP	GRP I	NRP	GRP I
Ownership percentage	20%	15%	20%	15%
Number of properties	13	17	13	17
Investment balance	$14,454	$27,964	$16,198	$29,453
Unamortized basis adjustments(1)	5,317	—	6,026	—

(1)
Our investment in NRP differs from our proportionate share of the entity’s underlying net assets due to basis differences initially recorded at $6.2 million arising from the Merger and recording the investment at fair value.

The following table summarizes the operating information of the unconsolidated joint ventures and their impact on our consolidated statements of operations and consolidated statements of equity. We did not have any investments in unconsolidated joint ventures during the three and six months ended June 30, 2018 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2019		June 30, 2019
	NRP	GRP I	NRP	GRP I
Loss from unconsolidated joint ventures, net	$114	$52	$202	$65
Amortization of basis adjustments(1)	354	—	709	—
Distributions	551	509	833	1,424

(1)	These amounts are amortized starting at the date of the Merger and recorded as an offset to earnings from the NRP joint venture in Other Expense, Net on our consolidated statements of operations.

The following table summarizes the activity related to our unconsolidated joint ventures as of December 31, 2018 (dollars in thousands):

	December 31, 2018
	GRP I	NRP
Ownership percentage	15%	20%
Number of shopping centers	17	13
Investment balance	$29,453	$16,198
Distributions after formation or assumption	—	200
Loss from unconsolidated joint ventures, net	35	250